Summary of Significant Accounting Policies (Policies)	6 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Basis of presentation

a) Basis of presentation

The accompanying consolidated interim financial statements and related notes have been prepared in accordance with generally accepted accounting principles in the United Stated of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”), regarding interim financial reporting. In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair presentation of the Company’s financial position, its results of operations and its cash flows, as applicable, have been made. Interim results are not necessarily indicative of results to be expected for the full year. These unaudited Consolidated Financial Statements should be read in conjunction with the audited financial statements and the notes thereto included in the Company Annual Report on Form 20-F for the fiscal year ended March 31, 2024.

Going Concern

For the six months ended September 30, 2024, the Company had net loss of $2,936,434 , a sharp decrease in revenue for the amount of $1,374,691 (92%), and recorded net cash used in operating activities of $645,726. As of September 30, 2024, the Company has working capital of $15,623,536 .. Therefore, the management assesses that current working capital will be sufficient to meet its obligations for the next 12 months from the issuance date of this report. The financial statements are prepared on going concern basis.

Principles of consolidation

b) Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIE. All significant inter-company transactions and balances between the Company, its subsidiaries and the VIE have been eliminated upon consolidation.

Use of estimates

c) Use of estimates

In preparing the consolidated financial statements in conformity with US GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the valuation of accounts receivable, prepayments, and other receivables, useful lives of property and equipment and intangible assets, the recoverability of long-lived assets and provision necessary for contingent liabilities. Actual results could differ from those estimates.

Business combinations

d) Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any non-controlling interests of the acquiree at the acquisition date, if any, are measured at their fair values as of the acquisition date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any non-controlling interest of the acquiree and fair value of previously held equity interest in the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition. Acquisition-related expenses and restructuring costs are expensed as incurred.

ASC 805 establishes a measurement period to provide the Company with a reasonable amount of time to obtain the information necessary to identify and measure various items in a business combination and cannot extend beyond one year from the acquisition date.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and is recorded as a liability, it is subsequently remeasured at fair value at each reporting date with changes in fair value reflected in earnings.

Cash

e) Cash

Cash include cash on hand, cash accounts, interest bearing savings accounts. The Group maintains most of the bank accounts in the PRC. Cash balances in bank accounts in PRC are not insured by the Federal Deposit Insurance Corporation or other programs.

Accounts receivable, net

f) Accounts receivable, net

Accounts receivable consists principally of amounts due from trade customers. Credit is extended based on an evaluation of the customer’s financial condition and collateral is not generally required.

The Company evaluates its accounts receivable for expected credit losses on a regular basis. The Company maintains an estimated allowance for credit losses to reduce its accounts receivable to the amount that it believes will be collected. The Company uses the length of time a balance has been outstanding, the payment history, creditworthiness and financial conditions of the customers and industry trend as credit quality indicators to monitor the Company’s receivables within the scope of expected credit losses model, along with reasonable and supportable forecasts as a basis to develop the Company’s expected loss estimates. The Company adjusts the allowance percentage periodically when there are significant differences between estimated credit losses and actual bad debts. If there is strong evidence indicating that the accounts receivable is likely to be unrecoverable, the Company also makes specific allowance in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted. The Group considers there is no allowance for credit loss for the six months periods ended September 30, 2024 and 2023.

Long-term investment

g) Long-term investment

Long-term investments represent the Group’s investment in privately held company. The Group applies the equity method of accounting to equity investments, in common stock or in-substance common stock, over which it has significant influence but does not own a majority equity interest or otherwise control. Under the equity method, the Group initially records its investment at cost. The difference between the cost of the equity investment and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill or as an intangible asset as appropriate, which is included in the equity method investment on the consolidated balance sheets. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into consolidated statements of operations and comprehensive income/(loss) after the date of acquisition.

Property and equipment, net

h) Property and equipment, net

Property and equipment are recorded at cost including the cost of improvements less accumulated depreciation. Maintenance and repairs are charged to expense as incurred. Depreciation and amortization are provided on the straight-line method based on the estimated useful lives of the assets as follows:

Server hardware	5 years
Vehicles	5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterment which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of operations and comprehensive income in other income or expenses.

Direct costs that are related to the construction of property and equipment and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment, and the depreciation of these assets commences when the assets are ready for their intended use.

Intangible assets, net

i) Intangible assets, net

Intangible assets with definite lives are carried at cost less accumulated amortization. Amortization of definite-lived intangible assets is computed using the straight-line method over the estimated average useful lives, which are as follows:

Software	5 years
Courseware	5 years
Copyrights	5 years

Lease

j) Lease

Leases are classified at lease commencement date as either a finance lease or an operating lease. A lease is a finance lease if it meets any of the following criteria: (a) the lease transfers ownership of the underlying asset to the lessee by the end of the lease term. (b) the lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise, (c) the lease term is for the major part of the remaining economic life of the underlying asset, (d) the present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset or (e) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. When none of the foregoing criteria is met, the lease shall be classified as an operating lease.

For a lessee, a lease is recognized as a right-of-use asset with a corresponding liability at lease commencement date. The lease liability is calculated at the present value of the lease payments not yet paid by using the lease term and discount rate determined at lease commencement. The right-of-use asset is calculated as the lease liability, increased by any initial direct costs and prepaid lease payments, reduced by any lease incentives received before lease commencement. The right-of-use asset itself is amortized on a straight-line basis unless another systematic method better reflects how the underlying asset will be used by and benefits the lessee over the lease term.

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842). The amendments in this ASU require an entity to recognize a right-of-use asset and lease liability for all leases with terms of more than 12 months. Recognition, measurement and presentation of expenses will depend on classification as a finance or operating lease. The amendments also require certain quantitative and qualitative disclosures about leasing arrangements. The Company adopted ASC 842, effective as of the beginning of the first period presented, by using a modified retrospective transition approach in the accompanying financial statements of the Company. The adoption of this standard had an immaterial impact on the Company’s financial position, with no material impact on the results of operations and cash flows.

The Company’s accounting policy is to recognize lease payments as rental expense for short-term leases less than 12 months and operating lease over 12 months on a straight-line basis. During the six months ended September 30, 2024 and 2023, the Company’s recognized rental expenses amounted $41,728 and $95,456 , respectively, pertaining to short-term leases.

Impairment of long-lived assets

k) Impairment of long-lived assets

The Group evaluates its long-lived assets with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing carrying amount of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the long-lived assets over their fair value.

Convertible Bonds

l) Convertible Bonds

Per the ASU 2020-06, it simplifies the accounting for certain financial instruments with characteristics of liabilities and equity. A debt with an embedded conversion feature shall be accounted for in its entirety as a liability and no portion of the proceeds from the issuance of the convertible debt instrument shall be accounted for as attributable to the conversion feature. Convertible bond will be accounted for as a single liability measured at its amortized cost.

On March 3, 2023, the Company issued a one-year convertible bond with the original principal amount of $1,000,000.00 and 7% annual interest rate on a basis of a 360-day year. According to the agreement, if the closing bid price of ordinary shares of Company as reported by Nasdaq exceeds the Conversion Price at $1.82 per share for at least five consecutive days, all of the outstanding balances shall be automatically converted into ordinary shares (“Mandatory Conversion”). From March 27 to March 31, 2023, stock price exceeded $1.82 for five consecutive days, thus mandatory event was triggered on March 31, 2023, and the Company recorded this conversion into additional paid in capital for the year ended March 31, 2023, due to issuance of the common shares were not completed until subsequently after March 31, 2023. On April 3, 2023, the Company issued 549,451 ordinary shares of par value $0.0002 per share at the conversion price of US$1.82 per the conversion terms to the lender, Fun and Cool Limited, with the total conversion amount in $1,000,000.00. The Company then reclassified an amount of $110 from additional paid in capital into common stock when the issuance of common shares was completed on April 3, 2023.

Long-term loans

m) Long-term loans

Long-term borrowings are recognized at carrying amount. Interest expense is accrued over the estimated term of the facilities and recorded in the consolidated statements of operations and comprehensive income/(loss).

Fair value of financial instruments

n) Fair value of financial instruments

The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, time deposits, accounts receivable and other current assets, accounts payable, and other current liabilities, approximate their fair values because of the short maturity of these instruments and market rates of interest.

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 - Quoted prices in active markets for identical assets and liabilities.

●	Level 2 - Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

●	Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The Group considers the carrying amount of its financial assets and liabilities, which consist primarily of cash and cash equivalents, accounts receivable, prepayments, other receivables, accounts payable and other payable approximate the fair value of the respective assets and liabilities as of September 30, 2024 and March 31, 2024 owing to their short-term nature or present value of the assets and liabilities.

Revenue recognition

o) Revenue recognition

The Group has adopted Accounting Standards Codification Topic 606, “Revenue from Contracts with Customers” (“ASC 606”) effective as of April 1, 2018. The Group has chosen to use the full retrospective transition method, under which it is required to revise its consolidated financial statements for the year ended March 31, 2017, as if ASC 606 had been effective for those periods. Under ASC 606, the Group recognizes revenue when a customer obtains control of promised goods, in an amount that reflects the consideration which the Group expects to receive in exchange for the goods. To determine revenue recognition for arrangements within the scope of ASC 606, the Group performs the following five steps: (1) identify the contracts with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when or as the entity satisfies a performance obligation. The Group applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods it transfers to the customer.

The Group’s revenue is principally derived from the rendering of education services as principal to the members through an online education platform. The online education services currently comprise of two aspects: online vocational training and virtual simulation experimental training. Students that sign up for the online vocational training can log into the platform and access pre-recorded courses in the areas of their professional development. Virtual simulation technology training offers college students the opportunity to conduct experiments in a virtual environment as part of their curricula. For VIP members who have access to all platforms except virtual simulation experimental training, the Group charges a flat annual fee of RMB100 per member. For VIP members who signed up between July 2018 and March 2019 enjoy the sales promotion of extending the membership period from one year to two years. For SVIP members who have access to all platforms including virtual simulation experimental training, the Group charges a flat fee of RMB300 per member per quarter. In response to the outbreak of the COVID-19 in China, all courseware of the Company was free of charge during February 1, 2020 to February 29, 2020, and the membership period of the existing paying-members was automatically extended for one month. During the quarter from April to June 2020, the company had a promotion campaign for the new registered VIP members and SVIP members: for new VIP members, they gained a two-years membership which normally be only one-year; for new SVIP members, they gained a six-months membership which normally be only three-months.

The membership services mainly provide access to online education services, which are accounted for as a single performance obligation as the membership services are highly integrated. These service fees are collected in lump-sum for a specific contracted service period when the service contract is signed and the revenues are recognized proportionally over the time throughout service period, as the Group concluded that the membership service represents a stand ready obligation to provide the services while the member simultaneously receives and consumes the benefits of such services throughout the contract period. Deferred revenue refers to the remaining unamortized amount of membership fee that online members paid in advance.

The Group also generates revenue from technology services including software development as well as comprehensive cloud services for private companies, academic institutions and government agencies in PRC, which is recognized proportionally over the time throughout the service period.

Contract balances

The following table provides information about the Group’s contract liabilities arising from contract with customers. The increase in contract liabilities primarily resulted from the Group’s business growth.

	As of
	September 30, 2024	March 31, 2024
	(Unaudited)	(Audited)
Deferred revenue-current	$12,039	$111,630
Deferred revenue-non-current	—	—
Total	$12,039	$111,630

	For the six months ended September 30,
	2024	2023
Revenue recognized from deferred revenue balance	$108,307	$1,357,236

Deferred revenue primarily consists of membership fee received from customers for which the Group’s revenue recognition criteria have not been met. The deferred revenue will be recognized as revenue once the criteria for revenue recognition have been met.

The Group’s remaining performance obligations represents the amount of the transaction price for which service has not been performed. As of September 30, 2024, the aggregate amount of the transaction price allocated for the remaining performance obligations amounted to $12,039. The Group expects to recognize revenue of $12,039 related the remaining performance obligations over the next 12 months.

Cost of revenue

p) Cost of revenue

Cost of revenue is mainly composed of copyright fees and related expenses for courseware and content development, website maintenance and information technology technicians and other employees, depreciation and amortization expenses, server management and bandwidth leasing fees paid to third-party providers and other miscellaneous expenses.

Employee benefit expenses

q) Employee benefit expenses

All eligible employees of the Group are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance, pension benefits and housing funds through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries. The Group recorded employee benefit expenses of $34,867 and $35,964 for the six months periods ended September 30, 2024 and 2023, respectively.

Selling and marketing expenses

r) Selling and marketing expenses

Selling and marketing are expensed as incurred in accordance with ASC 720-35. Among these, advertising and promotion costs were $503 and $29,841 for the six months periods ended September 30, 2024 and 2023, respectively.

Research and development expenses

s) Research and development expenses

Research and development expenses consist of compensation and benefit expenses to the technology development personnel. Research and development expenses are primarily incurred in the development of new features and general improvement of the technology infrastructure to support its business operations. Research and development costs are expensed as incurred unless such costs qualify for capitalization as software development costs. In order to qualify for capitalization, (i) the preliminary project should be completed, (ii) management has committed to funding the project and it is probable that the project will be completed and the software will be used to perform the function intended, and (iii) it will result in significant additional functionality in the Group’s services. No research and development expenses were capitalized for all years presented as the Group has not met all of the necessary capitalization requirements.

Income taxes

t) Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties related to unrecognized tax benefit recognized in accordance with ASC 740 are classified in the consolidated statements of income as income tax expense.

Value added tax (“VAT”)

u) Value added tax (“VAT”)

The Group is subject to VAT and related surcharges on revenue generated from the rendering of education services to the members through online education platform. The Group records revenue net of output VAT. This output VAT may be offset by qualified input VAT paid by the Group to suppliers. Net VAT balance between input VAT and output VAT is recorded in the line item of tax payable on the consolidated balance sheets.

The Group is subject to VAT at the rate of 6% depending on whether the entity is a general tax payer, and related surcharges on revenue generated from providing services. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities.

Ordinary Shares

v) Ordinary Shares

The Company accounts for repurchased ordinary shares under the cost method and include such treasury shares as a component of the common shareholders’ equity. Cancellation of treasury shares is recorded as a reduction of ordinary shares, additional paid-in capital and retained earnings, as applicable. An excess of purchase price over par value is allocated to additional paid-in capital first with any remaining excess charged entirely to retained earnings.

Related parties

w) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Statutory reserves

x) Statutory reserves

The Company’s PRC subsidiaries are required to make appropriations to certain non-distributable reserve funds.

In accordance with China’s Company Laws, the Company’s PRC subsidiary that are Chinese companies, must make appropriations from their after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiaries that are foreign investment enterprises in China have to make appropriations from their after-tax profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective company’s discretion. The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses to increase the registered capital of the respective company. These reserves are not allowed to be transferred out as cash dividends, loans or advances, nor can they be distributed except under liquidation.

Earnings per share

y) Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as Net profit divided by the weighted average common shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Foreign currency translation

z) Foreign currency translation

The Group’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. The consolidated financial statements are reported using U.S. Dollars as presentational currency. The results of operations and the statement of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in equity. Gains and losses from foreign currency transactions are included in the consolidated statement of income and comprehensive income.

The value of RMB against U.S. Dollar may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Group’s consolidated financial condition in terms of reporting. The following table outlines the currency exchange rates that were used in the consolidated financial statements:

	September 30, 2024	March 31, 2024	September 30, 2023
Year-end spot rate	US$1=7.0074 RMB	US$1=7.0950 RMB	US$1=7.1798 RMB
Average rate	US$1= 7.0994 RMB	US$1=7.1157 RMB	US$1=7.1206 RMB

Comprehensive income/(loss)

aa) Comprehensive income/(loss)

Comprehensive income/(loss) is defined as the changes in shareholders’ equity during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income or loss is reported in the consolidated statements of comprehensive income/(loss). Accumulated other comprehensive income/(loss), as presented on the accompanying consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

Segment reporting

ab) Segment reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group has only one reportable segment since the Group does not distinguish revenues, costs and expenses by operating segments in its internal reporting, and reports costs and expenses by nature as a whole. The Group’s CODM, who has been identified as the CEO, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole. As the Group generates all of its revenue in the PRC, no geographical segments are presented.

Concentration of risks

ac) Concentration of risks

Exchange Rate Risks

The Company’s Chinese subsidiaries and VIE may be exposed to significant foreign currency risks from fluctuations and the degree of volatility of foreign exchange rates between the U.S. Dollar and the RMB. As of September 30, 2024 and March 31, 2024, the RMB denominated cash amounted to $17,328,142 and $17,574,082 respectively.

Currency Convertibility Risks

Substantially all of the Group’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with other information such as suppliers’ invoices, shipping documents and signed contracts.

Concentration of Credit Risks

Financial instruments that potentially subject the Group to concentration of credit risks consist primarily of cash and cash equivalents and accounts receivable, the balances of which stated on the consolidated balance sheets represented the Group’s maximum exposure. The Group places its cash and cash equivalents in good credit quality financial institutions in China. Concentration of credit risks with respect to accounts receivables is linked to the concentration of revenue. To manage credit risk, the Group performs ongoing credit evaluations of customers’ financial condition.

Risks and uncertainties

ad) Risks and uncertainties

The operations of the Group are located in the PRC. Accordingly, the Group’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Group’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Group has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

Recently announced accounting standards

ae) Recently announced accounting standards

The Group considers the applicability and impact of all accounting standards updates (“ASU”). Management periodically reviews new accounting standards that are issued.

In June 2022, the FASB issued ASU 2022-03, “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. This guidance also requires certain disclosures for equity securities subject to contractual sale restrictions. The new guidance is required to be applied prospectively with any adjustments from the adoption of the amendments recognized in earnings and disclosed on the date of adoption. This guidance is effective for the Company for the year ending March 31, 2025 and interim reporting periods during the year ending March 31, 2025. Early adoption is permitted.

Disaggregation of Income Statement Expenses

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense disaggregation disclosures (Topic 220) - Disaggregation of Income Statement Expenses. This ASU is expected to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses in commonly presented expense captions. This ASU requires public business entities to disclose, on an annual and interim basis, disaggregated information about certain income statement expense line items in the notes to the financial statements. Public business entities are required to apply the guidance prospectively and may elect to apply it retrospectively. This ASU is effective for fiscal years beginning after December 15, 2026 (fiscal 2028) and interim periods within fiscal years beginning after December 15, 2027 (fiscal 2029). The Company is currently evaluating the effect of adopting this new accounting guidance.

The Group does not believe recently issued but not yet effective accounting standards would have a material effect on the consolidated financial position, statements of operations and cash flows.

Recently adopted accounting standards

af) Recently adopted accounting standards

In August 2020, the FASB issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging -Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. For public companies, the guidance is effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Early adoption is permitted. The Group adopted this standard beginning April, 2022 and the impact was not material to the consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, “Investments — Equity Securities (Topic 321), Investments — Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) — Clarifying the Interactions between Topic 321, Topic 323, and Topic 815 (a consensus of the FASB Emerging Issues Task Force)”, which clarifies the interactions of the accounting for certain equity securities under ASC 321, investments accounted for under the equity method of accounting in ASC 323, and the accounting for certain forward contracts and purchased options accounted for under ASC 815. ASU 2020-01 could change how an entity accounts for (i) an equity security under the measurement alternative and (ii) a forward contract or purchased option to purchase securities that, upon settlement of the forward contract or exercise of the purchased option, would be accounted for under the equity method of accounting or the fair value option in accordance with ASC 825 “Financial Instruments”. These amendments improve current U.S. GAAP by reducing diversity in practice and increasing comparability of the accounting for these interactions. The new guidance is effective prospectively for the Company for the year ending March 31, 2022 and interim reporting periods during the year ending March 31, 2022. The Company adopted the accounting standard in October 2022. The adoption of the new guidance did not have a material impact on the Group’s consolidated statement of financial statement.

In December 2019, the FASB issued ASU 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes,” which simplifies various aspects related to accounting for income taxes. ASU 2019-12 removes certain exception to the general principles in ASC 740 and also clarifies and amends existing guidance to improve consistent application. The new guidance is effective for the company for the year ending March 31, 2022 and interim reporting periods during the year ending March 31, 2022. The Company adopted the accounting standard in October 2022. The adoption of the new guidance did not have a material impact on the Group’s consolidated statement of financial statement.